Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

BAIRD FUNDS, INC.

Supplement to the Prospectus and Summary Prospectus
Dated May 1, 2018

Baird MidCap Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Company”) has approved a reduced advisory fee for the Baird Small/Mid Cap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund.  Effective December 1, 2018, the investment advisory fee that each of the above-referenced Funds pays to Robert W. Baird & Co. Incorporated, the Funds’ investment advisor (the “Advisor”), will be reduced from an annual rate of 0.80% of the average daily net assets of each Fund to an annual rate of 0.75% of the average daily net assets of each Fund.

The Board also approved an amended and restated expense cap/reimbursement agreement between the Advisor and the Company on behalf of the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund.  Effective December 1, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse each Fund’s total annual fund operating expenses at least through April 30, 2020 to the extent necessary to ensure that the total operating expenses, including interest expense and the fees and expenses incurred by a Fund in connection with the Fund’s investments in other investment companies and excluding taxes, brokerage commissions and extraordinary expenses, do not exceed an annual rate of:

•	1.10% of the Investor Class’s average daily net assets and 0.85% of the Institutional Class’s average daily net assets for the Baird Small/Mid Cap Value Fund;

•	1.20% of the Investor Class’s average daily net assets and 0.95% of the Institutional Class’s average daily net assets for the Baird SmallCap Value Fund;

•	1.05% of the Investor Class’s average daily net assets and 0.80% of the Institutional Class’s average daily net assets for the Chautauqua International Growth Fund; and

•	1.05% of the Investor Class’s average daily net assets and 0.80% of the Institutional Class’s average daily net assets for the Chautauqua Global Growth Fund.
This supplement should be retained with your Prospectus and Summary Prospectus for future reference.

The date of this Prospectus and Summary Prospectus Supplement is November 30, 2018.

Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

BAIRD FUNDS, INC.

Supplement to the Statement of Additional Information (“SAI”)
Dated May 1, 2018, as supplemented September 6, 2018

Baird MidCap Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

Effective November 15, 2018, Darren R. Jackson was appointed as a member of the Board of Directors (the “Board”) of Baird Funds, Inc. (the “Company”).

The first paragraph under the heading “Directors and Officers” and the information regarding the Independent Directors in the “Directors and Officers” table beginning on page 26 of the SAI are amended and restated as shown below:

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table.  Each officer and Director holds the same positions with the Company and each Fund.  The following table presents information about each Director of the Company, effective November 15, 2018.

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
John W. Feldt c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 76	Audit Committee Chair and Independent Director	Indefinite; Since September 2000	Retired; Senior Vice President-Finance, University of Wisconsin Foundation (1985-2006).	14	Director of Thompson IM Funds, Inc., a mutual fund complex (3 portfolios) (1987-2018).
Darren R. Jackson c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 54	Independent Director	Indefinite; Since November 2018	Retired; President, CEO and Director, Advance Auto Parts, Inc. (2008-2016).	14	Director of Fastenal Company, a tool and supply distributor, since 2012; Director of Cree, Inc., a lighting manufacturer, since 2016.

Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 65	Chair of the Board and Independent Director	Indefinite; Since January 2008	Retired; Chief Investment Officer, Building Trades United Pension Trust Fund (July 1989-February 2017).	14	Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex (1 portfolio), since 1995.
Frederick P. Stratton, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 79	Nominating Committee Chair and Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003.	14	Director of Weyco Group, Inc., a men’s footwear distributor, since 1976.

The following replaces the information about John W. Feldt in the “Director Qualifications” section of the SAI:

John W. Feldt.  Mr. Feldt has served as a Director of the Company since September 2000.  He served as an independent director of Thompson IM Funds, Inc., a mutual fund complex with three portfolios, from 1987 to 2018.  He also served as an independent trustee of Nakoma Mutual Funds, a mutual fund complex with one portfolio, from March 2006 to November 2011.  While employed with the University of Wisconsin Foundation, Mr. Feldt served as Senior Vice President‑Finance from 1985 to 2006, as Vice President‑Finance from 1980 to 1985 and as Associate Director from 1967 to 1980.  Through his experience as a director and trustee of mutual funds and his business experience, Mr. Feldt is experienced with financial, accounting, regulatory and investment matters.

The following information about Mr. Jackson is added to the “Director Qualifications” section of the SAI:

Darren R. Jackson.  Mr. Jackson has served as a Director of the Company since November 15, 2018.  Mr. Jackson has been designated as an “audit committee financial expert.”  Mr. Jackson served as the President and CEO of Advance Auto Parts, Inc. from 2008-2016.  Prior to that, he served as the Chief Financial Officer of Best Buy Co., Inc. and held various senior positions with Nordstrom Full Line Department Stores, Inc. and Carson Pirie Scott & Company.  Mr. Jackson began his career at KPMG LLP.  Mr. Jackson currently serves on the boards of two public companies and two non-profit organizations.  Mr. Jackson brings significant audit, financial reporting, business and directorship experience to the Board.

The Board also approved a reduced advisory fee for the Baird Small/Mid Cap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund.  Effective December 1, 2018, the investment advisory fee that each of the above-referenced Funds pays to Robert W. Baird & Co. Incorporated, the Funds’ investment advisor (the “Advisor”), will be reduced from an annual rate of 0.80% of the average daily net assets of each Fund to an annual rate of 0.75% of the average daily net assets of each Fund.

The Board also approved an amended and restated expense cap/reimbursement agreement between the Advisor and the Company on behalf of the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund.  Effective December 1, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse each Fund’s total annual fund operating expenses at least through April 30, 2020 to the extent necessary to ensure that the total operating expenses, including interest expense and the fees and expenses incurred by a Fund in connection with the Fund’s investments in other investment companies and excluding taxes, brokerage commissions and extraordinary expenses, do not exceed an annual rate of:

•	1.10% of the Investor Class’s average daily net assets and 0.85% of the Institutional Class’s average daily net assets for the Baird Small/Mid Cap Value Fund;

•	1.20% of the Investor Class’s average daily net assets and 0.95% of the Institutional Class’s average daily net assets for the Baird SmallCap Value Fund;

•	1.05% of the Investor Class’s average daily net assets and 0.80% of the Institutional Class’s average daily net assets for the Chautauqua International Growth Fund; and

•	1.05% of the Investor Class’s average daily net assets and 0.80% of the Institutional Class’s average daily net assets for the Chautauqua Global Growth Fund.

The information regarding the Advisor’s management fee and the limits of the expense cap/reimbursement agreement for each of the above-referenced Funds in the section entitled “Investment Advisory and Other Services – Advisory Services” of the Statement of Additional Information is updated accordingly.

This supplement should be retained with your Statement of Additional Information for future reference.

The date of this Statement of Additional Information Supplement is November 30, 2018.